Financial risks (Tables)	12 Months Ended
Dec. 31, 2019
Financial risks
Schedule of effect on profit/loss and equity of reasonably likely change in financial variable

	2019		2018
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	30,657	+/-10%	9,627

Schedule of contractual maturity

DKK thousand	<12 months	1-5 Years	>5 Years	Total
Trade payables	57,533	0	0	57,533
Leasing	7,692	23,359	54,709	85,760
Other liabilities	73,044	0	0	73,044
Total financial liabilities at December 31, 2019	138,269	23,359	54,709	216,337
Trade payables	32,652	0	0	32,652
Other liabilities	80,864	0	0	80,864
Total financial liabilities at December 31, 2018	113,516	0	0	113,516

Schedule of financial instrument carried at fair value

DKK thousand	2019	2018
Categories of financial instruments
Deposits	9,012	2,762
Trade receivables	751	3,274
Other receivables	7,935	3,368
Cash and cash equivalents	1,081,060	860,635
Financial assets at amortized cost	1,098,758	870,039
Marketable securities	299,448	298,611
Other investments	35,632	32,582
Financial assets measured at fair value through profit or loss	335,080	331,193
Lease liabilities	85,760	0
Trade payables	57,533	32,652
Other liabilities	73,044	80,864
Financial liabilities measured at amortized cost	216,337	113,516